Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts Receivable, Net and Notes Receivable [Abstract]
Schedule of accounts receivable, net
	June 30,	December 31,
	2013	2012
	(Unaudited)
Accounts receivable	$375,111	$356,148
Less: Reserve for future chargebacks	(41,929)	(36,129)
Total accounts receivable, net	$333,182	$320,019

	December 31,	December 31,
	2012	2011
Accounts receivable	$356,148	$665,154
Less: Allowance for doubtful accounts	-	(123,392)
Less: Reserve for future chargebacks	(36,129)	(61,572)
Total accounts receivable, net	$320,019	$480,190